JUNIOR SUBORDINATED NOTES (Details) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Debt Instrument [Line Items]
Outstanding				$ 41,706			$ 38,756
Unamortized debt discount and issue costs				(239)			(243)
Long-term Debt				1,600			0
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding				34,998			33,427
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding				10,593			9,024
Unamortized debt discount and issue costs				(98)			(85)
Long-term Debt				$ 10,495			8,939
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Debt converted			$ 1,000,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,000,000,000
Stated interest rate				6.35%	6.35%
Outstanding				$ 1,353			$ 1,265
Effective Interest Rate				6.20%	6.20%		4.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Variable interest rate			2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750,000,000
Stated interest rate				5.875%	5.875%
Outstanding				$ 1,015			$ 949
Effective Interest Rate				7.40%	7.40%		5.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,200,000,000
Stated interest rate				6.125%	6.125%
Outstanding				$ 1,624			$ 1,519
Effective Interest Rate				8.00%	8.00%		5.80%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,500,000,000
Stated interest rate				5.55%	5.55%
Outstanding				$ 2,030			$ 1,899
Effective Interest Rate				7.10%	7.10%		4.70%
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,500
Stated interest rate				4.90%	4.90%
Outstanding				$ 1,500			$ 1,500
Effective Interest Rate				6.80%	6.80%		4.50%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2079 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,100,000,000
Stated interest rate				5.75%	5.75%
Outstanding				$ 1,488			$ 1,392
Effective Interest Rate				7.60%	7.60%		5.40%
Stated interest rate, period of time			10 years
Stated interest rate, period of time after first ten years			5 years
TRANSCANADA PIPELINES LIMITED | $500 notes due 2081 at 4.45% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 500
Stated interest rate				4.45%	4.45%
Outstanding				$ 500			$ 500
Effective Interest Rate				5.70%	5.70%		4.00%
TRANSCANADA PIPELINES LIMITED | $800 notes due 2082 at 5.85% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 800,000,000
Stated interest rate				5.85%	5.85%
Outstanding				$ 1,083			$ 0
Effective Interest Rate				7.20%	7.20%		0.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800,000,000
Stated interest rate, period of time	5 years
Administrative charge percentage	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period one | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate	5.85%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period two | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years
Variable interest rate	4.236%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period three | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Variable interest rate	4.986%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500
Stated interest rate, period of time		5 years
Administrative charge percentage		0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Period one | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate		4.45%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Period two | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Stated interest rate, period of time		5 years
Variable interest rate		3.316%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Period three | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Variable interest rate		4.066%
TransCanada Trust | Trust Notes - Series 2022-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800,000,000
TransCanada Trust | Trust Notes - Series 2022-A | Period one | Notes payable
Debt Instrument [Line Items]
Stated interest rate	5.60%
Stated interest rate, period of time	10 years
TransCanada Trust | Trust Notes - Series 2022-A | Period two | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years
TransCanada Trust | Trust Notes - Series 2021-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500				$ 800,000,000
TransCanada Trust | Trust Notes - Series 2021-A | Period one | Notes payable
Debt Instrument [Line Items]
Stated interest rate		4.20%
Stated interest rate, period of time		10 years
TransCanada Trust | Trust Notes - Series 2021-A | Period two | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time		5 years